Income taxes (Details)	12 Months Ended	39 Months Ended	57 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2022
Income taxes
Income tax rate	25.00%
Preferential tax rate	15.00%
Period of preferential tax treatment	3 years
Percentage of super deduction, phase 1			175.00%
Percentage of super deduction, phase 2		200.00%
Percentage of withholding tax rate	10.00%
Hong Kong
Income taxes
Income tax rate	16.50%
Percentage of reduced profits tax rate	8.25%
Percentage of applicable income tax rate	50.00%
Brazil
Income taxes
Income tax rate	34.00%
Mexico
Income taxes
Income tax rate	30.00%